UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  DECEMBER 31, 2006
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Check here if Amendment [  ]; Amendment Number: _______
This Amendment (Check only one):     [  ] is a restatement.
                                     [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:     PRIVATEBANCORP, INC.
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Address:  SEVENTY WEST MADISON
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          CHICAGO, IL 60602
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13F File Number: 28-10802
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     DENNIS L. KLAESER
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Title:    CHIEF FINANCIAL OFFICER
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Phone:    312-683-7100
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Signature, Place and Date of Signing:

     /s/DENNIS L. KLAESER      CHICAGO, IL         FEBRUARY 12, 2007
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       [Signature]            [City, State]              [Date]


Report Type (Check only one):
[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[X] 13F NOTICE. (Check here if no holdings are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number:     Name:
28- 10834     THE PRIVATEBANK AND TRUST COMPANY
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28-03637      LODESTAR INVESTMENT COUNSEL, LLC
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